TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
TRADE RECEIVABLES

17. TRADE RECEIVABLES

As of December 31,
	2023	2022
	RMB’000	RMB’000
Trade receivables	—	—
Less: provision for bad debt allowance	—	—
	—	—

As of December 31, 2022, total trade receivables of discontinued operations were RMB 11,683,000 (Note 30).

The Company’s trade receivables are denominated in Renminbi and non-interest bearing. As of December 31, 2023 and 2022, the Company accrued RMB nil and RMB 795,000,000 , respectively, as a provision for bad debt related to the amount of outstanding trade receivables that did not conform with the Company’s credit policy. As of December 31, 2022, the Company had an increase in bad debts of RMB 33,365,000 in discontinued operations due slower collection of trade receivables.